1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001

August 29, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                               New Covenant Funds Post-Effective Amendment No. 18 (File Nos. 333-64981) and Amendment No. 20 (File No. 811-09025) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, New Covenant Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 18 and, under the Investment Company Act of 1940, as amended, Amendment No. 20 (the “Filing”) to the Trust’s Registration Statement on Form N-1A, with respect to the New Covenant Growth, New Covenant Income, New Covenant Balanced Growth and New Covenant Balanced Income Funds (the “Funds”).

This Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of introducing (i) a new Board of Trustees for the Trust, (ii) a new investment adviser for the Funds and (iii) other related changes made to the Funds during the past fiscal year.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5598.

Very truly yours,

/s/ Sean Graber
Sean Graber, Esq.

cc:      Ms. Julie Vossler